Employee Stock Compensation Plans - Other Share-based Plans (Details) - Employee Stock [Member] - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees purchased (in shares)	0.7	0.5	0.3
Employees purchased	$ 17	$ 15	$ 7
Shares authorized (in shares)	4.0
Shares remain unissued (in shares)	9.7